Hotel Dispositions and Impairment Charges (Tables)	6 Months Ended
Jun. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Non-Recurring Basis of Fair Value Measurement of Hotel Properties
The following table presents our hotel properties measured at fair value as a result of the aforementioned impairment charges aggregated by the level in the fair value hierarchy within which measurements fall on a non-recurring basis at June 30, 2020, and the related impairment charges recorded (in thousands):

	Fair values as of June 30, 2020				Six months ended June 30, 2020
	Level 1	Level 2	Level 3	Total	Impairment Charges
Phoenix Hampton Inn Airport North	$—	$—	$—	$—	$3,692	(1)
Columbus Hampton Inn Easton	—	—	11,252	11,252	15,678	(2)
Pittsburgh Hampton Inn Waterfront West Homestead	—	—	5,723	5,723	2,985	(2)
Washington Hampton Inn Pittsburgh Meadow Lands	—	—	5,820	5,820	3,035	(2)
Cannonsburg Homewood Suites Pittsburgh Southpointe	—	—	15,132	15,132	11,826	(2)
Stillwater Residence Inn	—	—	4,171	4,171	2,395	(2)
Billerica Courtyard by Marriott Boston	—	—	17,945	17,945	9,471	(2)
Wichita Courtyard by Marriott Old Town	—	—	12,901	12,901	6,136	(2)
Total	$—	$—	$72,944	$72,944	$55,218
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(1)	The impairment charge was taken in the quarter ended March 31, 2020, based on its estimated fair value of $9.0 million which is considered a Level 3 valuation technique.
(2)
The impairment charges were based on the estimated fair value of each applicable hotel property and were recorded during the six months ended June 30, 2020.